Income Taxes	12 Months Ended
Aug. 31, 2011
Income Taxes

Note 11. Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets at August 31, 2011 and 2010 are as follows:

	2011	2010
Deferred tax assets:
Net operating loss carryforwards	$1,838,010	$1,270,464
Capitalized research and development	554,707	418,152
Stock based compensation	654,728	127,361
Accrued research and development fees	53,077	53,077
Research and development credit carry forward	120,982	85,179
Total deferred tax assets	3,221,504	1,954,233

Less: valuation allowance	(3,221,504)	(1,954,233)

Net deferred tax asset	$-	$-

The net increase in the valuation allowance for deferred tax assets was $1,267,271 and $723,503 for the year ended August 31, 2011 and 2010, respectively. The Company evaluates its valuation allowance requirements on an annual basis based on projected future operations. When circumstances change and this causes a change in management’s judgment about the realizability of deferred tax assets, the impact of the change on the valuation allowance is reflected in current operations.

For federal income tax purposes, the Company has net U.S. operating loss carry forwards at August 31, 2011 available to offset future federal taxable income, if any, of $5,405,913, which will fully expire by the fiscal year ended August 31, 2031. Accordingly, there is no current tax expense for the years ended August 31, 2011 and 2010. In addition, the Company has research and development tax credit carry forwards of $120,982 at August 31, 2011, which are available to offset federal income taxes and begin to expire during the year ended August 31, 2026.

The utilization of the tax net operating loss carry forwards may be limited due to ownership changes that have occurred as a result of sales of common stock.

The effects of state income taxes were insignificant for the years ended August 31, 2011 and 2010.

The following is a reconciliation between expected income tax benefit (expense) and actual, using the applicable statutory income tax rate of 34% for the years ended August 31, 2011 and 2010:

	2011	2010

Income tax benefit (expense) at statutory rate	$1,230,715	$79,266
Non-deductible meals and entertainment	(1,987)	(1,915)
Liquidation of Canadian subsidiary - permanent difference	-	(99,724)
Change in fair value of warrant liability	2,740	720,892
Research and development credit	35,803	47,372
Other	-	(22,388)
Change in valuation allowance	(1,267,271)	(723,503)

	$-	$-

The fiscal years 2008 through 2011 remain open to examination by federal authorities and other jurisdictions in which the Company operates.